Right-of-Use Assets	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
14.
Right-of-use assets

The carrying amounts of right-of-use assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2022	282	1	283
Inception of new leases	267	-	267
Depreciation charge	(146)	-	(146)
Disposals	(5)	(1)	(6)
Net book amount at December 31, 2022	398	-	398
Inception of new leases	114	-	114
Depreciation charge	(141)	-	(141)
Disposals	(4)	-	(4)
Net book amount at December 31, 2023	367	-	367

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	15	19	18
Expense relating to short-term leases (included in cost of revenues and expenses)	331	208	71

During the years ended December 31, 2022 and 2023, the leases of low value were immaterial and there were no lease with variable lease payment.

The total cash outflow in financing activities for leases in the years ended December 31, 2021, 2022 and 2023 was RMB130 million, RMB151 million and RMB132 million, respectively, including principal elements of lease payments of approximately RMB116 million, RMB130 million and RMB116 million, and related interest paid of approximately RMB14 million, RMB21 million and RMB16 million, respectively.

Accordingly, the total cash outflow for leases in the years ended December 31, 2021, 2022 and 2023 was RMB461 million, RMB359 million, RMB204 million, respectively.

The Group considered the leases as single transactions in which the asset and liability are integrally linked and no net temporary difference at inception. As at December 31, 2022 and 2023, net temporary difference arose on settlement of the liability and the amortization of the leased asset on which deferred tax was immaterial.

During the years ended December 31, 2021, 2022 and 2023, the leases of low value items were immaterial and there were no lease with variable lease payment.